TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 9,336	$ 6,962
Deferred revenues	5,377	4,158
Unrealized gains on marketable securities	136
Temporary differences	6,583	6,071
Deferred tax assets before valuation allowance	21,432	17,191
Valuation allowance	(2,760)	(1,992)
Net deferred tax assets	18,672	15,199
Intangible assets, including goodwill	(4,543)	(4,699)
Depreciable assets	(1,699)	(2,024)
Unrealized gains on marketable securities		(453)
Deferred tax liability	(6,242)	(7,176)
Net deferred tax assets	$ 12,430	$ 8,023